Janus Henderson VIT Forty Portfolio

Schedule of Investments (unaudited)

March 31, 2023

Shares		Value
Common Stocks– 97.0%
Aerospace & Defense – 1.7%
Howmet Aerospace Inc	351,314	$14,885,174
Automobiles – 0.3%
Rivian Automotive Inc - Class A*	166,092	2,571,104
Banks – 1.5%
JPMorgan Chase & Co	105,628	13,764,385
Biotechnology – 3.7%
AbbVie Inc	176,180	28,077,807
Argenx SE (ADR)*	12,737	4,745,551
		32,823,358
Capital Markets – 3.6%
Blackstone Group Inc	271,189	23,821,242
Charles Schwab Corp	147,329	7,717,093
		31,538,335
Chemicals – 2.8%
Linde PLC	44,315	15,751,324
Sherwin-Williams Co	40,884	9,189,497
		24,940,821
Diversified Financial Services – 6.2%
Mastercard Inc	152,554	55,439,649
Health Care Providers & Services – 2.7%
UnitedHealth Group Inc	50,550	23,889,425
Hotels, Restaurants & Leisure – 3.5%
Booking Holdings Inc*	8,381	22,229,848
Caesars Entertainment Inc*	185,991	9,078,221
		31,308,069
Household Products – 1.1%
Procter & Gamble Co	66,897	9,946,915
Interactive Media & Services – 4.1%
Alphabet Inc - Class C*	181,448	18,870,592
Meta Platforms Inc - Class A*	82,597	17,505,608
		36,376,200
Life Sciences Tools & Services – 3.8%
Danaher Corp	69,118	17,420,501
Illumina Inc*	68,859	16,013,160
		33,433,661
Machinery – 3.3%
Deere & Co	69,888	28,855,357
Metals & Mining – 1.1%
Freeport-McMoRan Inc	241,994	9,899,975
Multiline Retail – 5.5%
Amazon.com Inc*	474,003	48,959,770
Professional Services – 2.6%
CoStar Group Inc*	334,939	23,060,550
Semiconductor & Semiconductor Equipment – 14.8%
Advanced Micro Devices Inc*	372,691	36,527,445
Analog Devices Inc	48,951	9,654,116
ASML Holding NV	37,119	25,267,274
Marvell Technology Inc	200,653	8,688,275
NVIDIA Corp	106,122	29,477,508
Texas Instruments Inc	114,904	21,373,293
		130,987,911
Software – 17.7%
Atlassian Corp - Class A*	68,796	11,775,811
Microsoft Corp	361,707	104,280,128
Workday Inc - Class A*	199,698	41,245,625
		157,301,564
Specialized Real Estate Investment Trusts (REITs) – 2.5%
American Tower Corp	108,124	22,094,058
Specialty Retail – 2.3%
TJX Cos Inc	255,498	20,020,823
Technology Hardware, Storage & Peripherals – 8.6%
Apple Inc	460,082	75,867,522
Textiles, Apparel & Luxury Goods – 3.6%
LVMH Moet Hennessy Louis Vuitton SE	20,831	19,088,951
NIKE Inc - Class B	103,783	12,727,947
		31,816,898
Total Common Stocks (cost $536,234,368)		859,781,524

Shares		Value
Investment Companies– 3.0%
Money Markets – 3.0%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº,£((cost $26,984,866)	26,980,690	$26,986,086
Total Investments (total cost $563,219,234) – 100.0%		886,767,610
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(397,691)
Net Assets – 100%		$886,369,919

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$837,665,834	94.5%
Netherlands	25,267,274	2.8
France	19,088,951	2.2
Belgium	4,745,551	0.5

Total	$886,767,610	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/23
Investment Companies - 3.0%
Money Markets - 3.0%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	$229,139	$1,034	$(1,033)	$26,986,086
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº	859∆	-	-	-
Total Affiliated Investments - 3.0%	$229,998	$1,034	$(1,033)	$26,986,086

	Value at 12/31/22	Purchases	Sales Proceeds	Value at 3/31/23
Investment Companies - 3.0%
Money Markets - 3.0%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	20,498,718	65,422,005	(58,934,638)	26,986,086
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº	-	18,620,694	(18,620,694)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2023.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Textiles, Apparel & Luxury Goods	$12,727,947	$19,088,951	$-
All Other	827,964,626	-	-
Investment Companies	-	26,986,086	-
Total Assets	$840,692,573	$46,075,037	$-

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Portfolio, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2023 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

109-25-70306 05-23